SCHEDULE OF WARRANTS ACTIVITY (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Warrants Outstanding Beginning balance, Shares	159,974	146,842	6,250
Warrants Outstanding Beginning balance, Weighted Average Exercise Price	$ 22.07	$ 27.86	$ 20.00
Warrants Granted, Shares		20,699	141,721
Warrants Granted, Weighted Average Exercise Price		$ 6.00	$ 22.18
Warrants Reset feature, Shares
Warrants Reset feature, Weighted Average Exercise Price
Warrants Exercised, Shares		(7,567)	(2,416)
Warrants Exercised, Weighted Average Exercise Price			$ 5.80
Warrants Forfeited/canceled, Shares
Warrants Forfeited/canceled, Weighted Average Exercise Price
Warrants Outstanding Ending balance, Shares	159,974	159,974	146,842
Warrants Outstanding Ending balance, Weighted Average Exercise Price	$ 22.07	$ 22.07	$ 27.86